Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net

Prepayments and other current assets, net consisted of the following:

	As of December 31,
	2024	2025

Advances to suppliers	$65,753	$67,217
Value-added tax (“VAT”) receivables	2,301	5,268
Third-party payment platform receivable (i)	293	1,236
Receivables from third parties (ii)	1,000	-
Prepaid financing expense (iii)	835	229
Others	119	296
Prepaid expenses and other current assets	70,301	74,246
Allowance for credit losses	(130)	(174)
Prepaid expenses and other current assets, net	$70,171	$74,072

(i)	Third-party payment platform receivable represents customer payments collected through online payment platform that have not yet been remitted to the group’s bank accounts as of December 31, 2025.

(ii)	It represented advance to the employees for the group’s daily operation.

(iii)	It represented prepaid financing expense related to issuance of GEM Warrants (See Note 13).

Schedule of Allowance for Credit Losses

The movement of allowance for credit losses for the years ended December 31, 2023, 2024 and 2025 were as following:

	For the years ended December 31,
	2023	2024	2025
Balance at the beginning of the year	$177	$172	$130
Foreign currency translation	(5)	(42)	44
Balance at the end of the year	$172	$130	$174